financing costs (Tables)	6 Months Ended
Jun. 30, 2019
financing costs
Schedule of financing costs

		Three months		Six months
Periods ended June 30 (millions)	Note	2019	2018	2019	2018
Interest expense
Interest on long-term debt, excluding lease liabilities – gross		$161	$151	$311	$295
Interest on long-term debt, excluding lease liabilities - capitalized [1]	18(a)	(4)	—	(4)	—
Interest on long-term debt, excluding lease liabilities		157	151	307	295
Interest on lease liabilities		16	—	32	—
Interest on short-term borrowings and other		3	(1)	8	1
Interest accretion on provisions	25	5	6	11	10
		181	156	358	306
Employee defined benefit plans net interest	15	—	3	—	7
Foreign exchange		11	(6)	4	(2)
		192	153	362	311
Interest income		(3)	(3)	(5)	(5)
		$189	$150	$357	$306
(1)	Long-term debt, excluding lease liabilities, interest at a composite rate of 4.33% was capitalized to intangible assets with indefinite lives in the period.